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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
          -------------------------------------
Address:  7101 W. 78th Street
          -------------------------------------
          Suite 201
          -------------------------------------
          Minneapolis, MN 55439
          -------------------------------------

Form 13F File Number:  28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Loren Kix
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (952) 229-8120
        -------------------------

Signature, Place, and Date of Signing:

     /S/ Loren Kix          Minneapolis, Minnesota         May 11th, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number       Name

    28-01190                   Frank Russell Company

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                                      1

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        ------------------------
Form 13F Information Table Entry Total: 97
                                        ------------------------
Form 13F Information Table Value Total: $804,757
                                        ------------------------
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                     Cornerstone Capital Management, Inc.
                          FORM 13F INFORMATION TABLE
                                   31-Mar-11

          COLUMN 1                 COLUMN 2    COLUMN 3      COLUMN 4     COLUMN 5 COLUMN 6 COLUMN 7       COLUNN 8
------------------------------- -------------- --------- ---------------- -------- -------- -------- --------------------
                                                                                                       Voting Authority
                                                                                                     --------------------
                                                          Value   Shares/ Sh/ Put/ Invstmt   Other
        Name of Issuer          Title of class  CUSIP    (x$1000) Prn Amt Prn Call Dscretn  Managers  Sole  Shared  None
------------------------------- -------------- --------- -------- ------- --- ---- -------- -------- ------ ------ ------
Acme Packet Inc.                COM            004764106   6515    91811  SH         Sole             91811
Acme Packet Inc.                COM            004764106  12258   172741  SH         Sole             51970        120771
Amazon Com Inc                  COM            023135106   5756    31953  SH         Sole             31953
Amazon Com Inc                  COM            023135106  10782    59854  SH         Sole             18024         41830
Anadarko Pete Corp              COM            032511107   8715   106385  SH         Sole            106385
Anadarko Pete Corp              COM            032511107  15226   185869  SH         Sole             57903        127966
Apollo Group Inc                COM            037604105   6946   166529  SH         Sole            166529
Apollo Group Inc                COM            037604105  13151   315297  SH         Sole             93608        221689
Apple Inc                       COM            037833100  18806    53961  SH         Sole             53961
Apple Inc                       COM            037833100  35374   101500  SH         Sole             30130         71370
Baidu Inc                       SPON ADR REP A 056752108   7121    51670  SH         Sole             51670
Baidu Inc                       SPON ADR REP A 056752108  12610    91502  SH         Sole             28430         63072
Broadcom Corp                   CL A           111320107   5632   143010  SH         Sole            143010
Broadcom Corp                   CL A           111320107  11625   295207  SH         Sole             81944        213263
Burberry Group PLC-ADR          COM            12082w204   4319   114750  SH         Sole            114750
Burberry Group PLC-ADR          COM            12082w204   8070   214411  SH         Sole             66038        148373
Celgene Corp                    COM            151020104   9983   173390  SH         Sole            173390
Celgene Corp                    COM            151020104  18792   326383  SH         Sole             97680        228703
Continental Resources Inc.      COM            212015101   1728    24181  SH         Sole              4448         19733
Costco Whsl Corp New            COM            22160k105   7956   108515  SH         Sole            108515
Costco Whsl Corp New            COM            22160k105  15233   207758  SH         Sole             62230        145528
Diageo P L C                    COM            25243Q205   5626    73818  SH         Sole             73818
Diageo P L C                    COM            25243Q205   9701   127281  SH         Sole             38692         88589
Dicks Sporting Goods Inc        COM            253393102   4790   119810  SH         Sole            119810
Dicks Sporting Goods Inc        COM            253393102   9217   230539  SH         Sole             68027        162512
Discovery Communications New    COM SER A      25470F104   1145    28707  SH         Sole             28707
Discovery Communications New    COM SER C      25470F302   2548    72380  SH         Sole             72380
Discovery Communications, Inc.  COM SER A      25470F104   2772    69472  SH         Sole             19495         49977
Discovery Communications New    COM SER C      25470F302   4450   126380  SH         Sole             39765         86615
Dow Chem Co                     COM            260543103   2881    76311  SH         Sole             76311
Dow Chem Co                     COM            260543103   5567   147457  SH         Sole             44055        103402
Ecolab Inc.                     COM            278865100   5673   111200  SH         Sole            111200
Ecolab Inc.                     COM            278865100  10868   213006  SH         Sole             62841        150165
Fluor Corp New                  COM            343412102   6050    82135  SH         Sole             82135
Fluor Corp New                  COM            343412102  11401   154785  SH         Sole             46250        108535
Freeport-McMoRan Copper & Gold  COM            35671d857   4483    80707  SH         Sole             80707
Freeport-McMoRan Copper & Gold  COM            35671d857   8499   152999  SH         Sole             46117        106882
General Dynamics Corp           COM            369550108   8722   113919  SH         Sole            113919
General Dynamics Corp           COM            369550108  16074   209951  SH         Sole             63525        146426
General Mills, Inc.             COM            370334104   5411   148039  SH         Sole            148039
General Mills, Inc.             COM            370334104  10299   281780  SH         Sole             86966        194814
Gilead Sciences Inc             COM            375558103   8732   205606  SH         Sole            205606
Gilead Sciences Inc             COM            375558103  16461   387589  SH         Sole            116532        271057
Goldman Sachs Group Inc         COM            38141g104   5139    32403  SH         Sole             32403
Goldman Sachs Group Inc         COM            38141g104   9757    61518  SH         Sole             17897         43621
Goodrich Corp.                  COM            382388106   5956    69634  SH         Sole             69634
Goodrich Corp.                  COM            382388106  11277   131849  SH         Sole             39545         92304
Google, Inc.                    CL A           38259p508   6837    11652  SH         Sole             11652
Google, Inc.                    CL A           38259p508  13123    22366  SH         Sole              6733         15633
Halliburton Co                  COM            406216101    735    14748  SH         Sole                           14748
HCP Inc.                        COM            40414l109    480    12645  SH         Sole                           12645
Health Care REIT Inc.           COM                         413     7872  SH         Sole                            7872
Media 100 Inc.                  COM            58440w105      0    10000  SH         Sole                           10000
MGIC Invt Corp WIS              COM            552848103   2806   315604  SH         Sole            315604
MGIC Invt Corp WIS              COM            552848103   4834   543749  SH         Sole            168162        375587
Myriad Genetics Inc.            COM            62855j104   4763   236378  SH         Sole            236378
Myriad Genetics Inc.            COM            62855j104   8954   444361  SH         Sole            133187        311174
NuVasive Inc.                   COM            670704105   4583   180998  SH         Sole            180998
NuVasive Inc.                   COM            670704105   8624   340617  SH         Sole            102167        238450
Oracle Corp.                    COM            68389x105  10837   324151  SH         Sole            324151
Oracle Corp.                    COM            68389x105  21277   636409  SH         Sole            182309        454100
Pentair Inc.                    COM            709631105   4803   127096  SH         Sole            127096
Pentair Inc.                    COM            709631105   9179   242896  SH         Sole             73006        169890
Petrohawk Energy Corp.          COM            716495106   8469   345103  SH         Sole            345103
Petrohawk Energy Corp.          COM            716495106  16049   653990  SH         Sole            195806        458184
Philip Morris Intl Inc          COM            718172109   4237    64564  SH         Sole             64564
Philip Morris Intl Inc          COM            718172109   7768   118364  SH         Sole             34746         83618
Polycom Inc.                    COM            73172k104   7013   135261  SH         Sole            135261
Polycom Inc.                    COM            73172k104  13198   254534  SH         Sole             76555        177979
Qualcomm, Inc.                  COM            747525103   7863   143412  SH         Sole            143412
Qualcomm, Inc.                  COM            747525103  14795   269826  SH         Sole             80741        189085
Rockwell Automation Inc         COM            773903109   5143    54338  SH         Sole             54338
Rockwell Automation Inc         COM            773903109   9645   101900  SH         Sole             30541         71359
Scivanta Medical Corp           COM            809120108      1    52100  SH         Sole                           52100
Textron Inc                     COM            883203101   3984   145467  SH         Sole            145467
Textron Inc                     COM            883203101   7624   278347  SH         Sole             83663        194684
Tiffany & Co New                COM            886547108   1695    27592  SH         Sole             27592
Tiffany & Co New                COM            886547108   3157    51379  SH         Sole             14677         36702
TJX COS INC NEW                 COM            872540109   4467    89833  SH         Sole             89833

     COLUMN 1            COLUMN 2    COLUMN 3      COLUMN 4     COLUMN 5 COLUMN 6 COLUMN 7       COLUNN 8
--------------------- -------------- --------- ---------------- -------- -------- -------- --------------------
                                                                                             Voting Authority
                                                                                           --------------------
                                                Value   Shares/ Sh/ Put/ Invstmt   Other
   Name of Issuer     Title of class  CUSIP    (x$1000) Prn Amt Prn Call Dscretn  Managers  Sole  Shared  None
--------------------- -------------- --------- -------- ------- --- ---- -------- -------- ------ ------ ------
TJX COS INC NEW         COM          872540109   8399   168898  SH         Sole             50545        118353
Urban Outfitters Inc    COM          917047102   2861    95920  SH         Sole             95920
Urban Outfitters Inc    COM          917047102   5464   183158  SH         Sole             54789        128369
Visa Inc.               COM CL A     92826c839    233     3171  SH         Sole              3171
Visa Inc.               COM CL A     92826c839  12607   171247  SH         Sole            171247
Visa Inc.               COM CL A     92826c839  24094   327274  SH         Sole             97559        229715
Vistaprint NV           SHS          n93540107   5568   107289  SH         Sole            107289
Vistaprint NV           SHS          n93540107  10027   193194  SH         Sole             59549        133645
Volcano Corporation     COM          928645100   2873   112241  SH         Sole            112241
Volcano Corporation     COM          928645100   5453   213015  SH         Sole             63714        149301
Disney Walt Co          COM DISNEY   254687106   5900   136922  SH         Sole            136922
Disney Walt Co          COM DISNEY   254687106  10801   250659  SH         Sole             76148        174511
Weatherford Intl LT     REG SHS      h27013103  10697   473297  SH         Sole            473297
Weatherford Intl LT     REG SHS      h27013103  19542   864708  SH         Sole            268491        596217
Wellpoint Inc.          COM          94973v107   6093    87305  SH         Sole             87305
Wellpoint Inc.          COM          94973v107  10780   154461  SH         Sole             47292        107169
Western Union Co.       COM          959802109   5507   265120  SH         Sole            265120
Western Union Co.       COM          959802109  10376   499580  SH         Sole            149925        349655
XATA Corp.              COM NEW      983882309     29    12017  SH         Sole                           12017